Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	298,083,796.99	19,053
Yield Supplement Overcollateralization Amount 07/31/20	15,108,530.85	0
Receivables Balance 07/31/20	313,192,327.84	19,053
Principal Payments	14,005,555.34	395
Defaulted Receivables	170,109.83	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	14,116,120.15	0
Pool Balance at 08/31/20	284,900,542.52	18,643

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.93%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,244,939.05	112
Past Due 61-90 days	1,087,573.48	58
Past Due 91-120 days	164,130.55	9
Past Due 121+ days	0.00	0
Total	3,496,643.08	179

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.17%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	267,947.65
Aggregate Net Losses/(Gains) - August 2020	-97,837.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.37%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	0.85%
Third Prior Net Losses Ratio	0.31%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.94%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	38.76

Flow of Funds	$ Amount
Collections	17,669,534.21
Investment Earnings on Cash Accounts	245.18
Servicing Fee(1)	(260,993.61)
Transfer to Collection Account	0.00
Available Funds	17,408,785.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	644,292.77
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,011,835.58
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	909,464.87
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	17,408,785.78

Servicing Fee	260,993.61
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 08/17/20	289,912,378.10
Principal Paid	13,183,254.47
Note Balance @ 09/15/20	276,729,123.63

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-3
Note Balance @ 08/17/20	193,672,378.10
Principal Paid	13,183,254.47
Note Balance @ 09/15/20	180,489,123.63
Note Factor @ 09/15/20	66.1617022%

Class A-4
Note Balance @ 08/17/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	71,720,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	24,520,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	709,066.44
Total Principal Paid	13,183,254.47
Total Paid	13,892,320.91

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	463,199.77
Principal Paid	13,183,254.47
Total Paid to A-3 Holders	13,646,454.24

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8831977
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.4207743
Total Distribution Amount	17.3039720

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.6979464
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.3257129
Total A-3 Distribution Amount	50.0236593

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	380.17
Noteholders' Principal Distributable Amount	619.83

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	2,042,854.72
Investment Earnings	96.56
Investment Earnings Paid	(96.56)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,356,584.81	$3,554,223.03	$6,598,665.02
Number of Extensions	65	170	313
Ratio of extensions to Beginning of Period Receivables Balance	0.43%	1.08%	1.93%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.